Finance expenses	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Finance expenses	27. Finance expenses

	Year ended March 31,
	2021		2022		2023
Interest expense	₹	4,298	₹	5,325	₹	10,077
Exchange fluctuation loss on foreign currency borrowings		790		-		-
	₹	5,088	₹	5,325	₹	10,077